Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Maximum exposure to credit risk for Loans and Other Financing (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2021
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 361,992,565	$ 403,541,419
Percentage of maximum exposure to credit risk	100.00%	100.00%
Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD		33.01%
Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 344,792,718	$ 375,527,554
Percentage of maximum exposure to credit risk	95.25%	93.06%
Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 13,901,118	$ 23,440,537
Percentage of maximum exposure to credit risk	3.84%	5.81%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk		$ 4,573,328	$ 3,298,729
Percentage of maximum exposure to credit risk	0.91%	1.13%
Performing [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 350,275,528	$ 388,063,124
Percentage of maximum exposure to credit risk	96.76%	96.17%
Performing [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 341,628,847	$ 374,333,529
Performing [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	8,646,681	13,729,595
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 8,418,308	$ 10,904,967
Percentage of maximum exposure to credit risk	2.33%	2.70%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 3,163,871	$ 1,194,025
Past due but not impaired [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	5,254,437	9,710,942
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 287,944,842	$ 307,468,531
Percentage of maximum exposure to credit risk	79.54%	76.20%
High grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	0.00%	0.00%
High grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.50%	3.50%
High grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 287,115,181	$ 307,355,334
High grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	829,661	113,197
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 45,040,792	$ 51,006,949
Percentage of maximum exposure to credit risk	12.44%	12.64%
Standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.51%	3.51%
Standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.00%	7.00%
Standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 42,527,498	$ 48,100,613
Standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,513,294	2,906,336
Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 17,289,894	$ 29,587,644
Percentage of maximum exposure to credit risk	4.78%	7.33%
Sub- standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.01%	7.01%
Sub- standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.00%	33.00%
Sub- standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 11,986,168	$ 18,877,582
Sub- standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	5,303,726	10,710,062
Impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 3,298,729	$ 4,573,328
Percentage of maximum exposure to credit risk	0.91%	1.13%
Range PD	100.00%	100.00%
Impaired [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 3,298,729